SUPPLEMENTARY CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Supplementary Cash Flow Information [Abstract]
Amounts receivable, prepaid expenses and other assets	$ 164	$ 48
Accounts payable and other liabilities	(60)	271
Net change in non-cash working capital	$ 104	$ 319